5 Loss from operations (Tables)	12 Months Ended
Dec. 31, 2019
Loss From Operations
Schedule of loss from operations
	2019 £’000	2018 £’000	2017 £’000
Loss from operations is stated after charging/(crediting):
Changes in inventories of finished goods and work in progress	–	(976)	202
Depreciation of property, plant and equipment
– From continuing operations	979	1,011	974
– From discontinued operations	–	5	9
Depreciation of right of use asset
– From continuing operations	303	–	–
– From discontinued operations	–	–	–
Amortisation of intangible assets – product and marketing rights
– From continuing operations	3	100	193
– From discontinued operations	–	334	1,384
Impairment of intangible assets	–	–	1,500
Fees payable to the Company’s auditor for the audit of the parent Company	110	111	110
Fees payable to the Company’s subsidiary auditors for the audits of the subsidiary accounts	48	143	140
Fees payable to the Company’s auditor for:
– Other services	66	83	100
Operating lease expense:
– Property	–	386	277
– Plant and machinery	–	–	–
Arrangement/penalty fees for loan facility	–	469	57
Foreign exchange(gain)/loss	131	212	(39)
Loss on disposal of property, plant and equipment	–	165	27
Equity settled share-based payment	(34)	(36)	520